Taxes on Income - Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Short term liabilities	$ 2.9	$ 6.3	$ 0.1
Unrecognized tax benefit presented net from deferred tax asset	$ 6.5	$ 1.2	$ 1.0